Provisions - Additional Information (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2022
Disclosure of other provisions [line items]
Provision for litigation [Line Items]	€ 87
Provision for charges [Line Items]	225	€ 61
Current provisions	313	61
Increase in Provisions [Member]
Disclosure of other provisions [line items]
Provision for litigation [Line Items]		0
Provision for charges [Line Items]		4
Current provisions		4
Decrease (used) in Provisions [Member]
Disclosure of other provisions [line items]
Provision for litigation [Line Items]		14
Provision for charges [Line Items]		92
Current provisions		106
Decrease (unused) in Provisions [Member]
Disclosure of other provisions [line items]
Provision for litigation [Line Items]		73
Provision for charges [Line Items]		77
Current provisions		150
Return-to-Work Bonuses, Trainings, Business Start-Up Assistance and Other Benefits
Disclosure of other provisions [line items]
Current provisions	92	€ 61
Other reversals of provisions	€ 169